Debt - Debt Refinancing and Senior Notes Due 2019 Exchange Transaction (Details)							12 Months Ended
	Feb. 01, 2018	Aug. 11, 2017 USD ($) $ / shares shares	Apr. 26, 2017 USD ($)	Apr. 21, 2017 USD ($)	Mar. 01, 2017 USD ($)	Apr. 15, 2016 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Jun. 30, 2017	Feb. 06, 2017 $ / shares
Debt Instrument [Line Items]
Debt outstanding							$ 3,200,565,000	$ 3,499,424,000
Deferred financing costs							81,097,000	11,559,000	$ 11,942,000
Repurchase payments of long term debt							3,038,946,000	1,421,379,000	$ 528,025,000
Class A Common Stock
Debt Instrument [Line Items]
Required amount of proceeds received in public offering for exchange agreement to occur						$ 400,000,000
Gross proceeds from initial public offering, percent of equity value						10.00%
Class A Common Stock | IPO
Debt Instrument [Line Items]
Sale price of common stock in IPO (in dollars per share) | $ / shares		$ 14.00									$ 14.00
Senior Secured Credit Facility | Secured Credit Facility
Debt Instrument [Line Items]
Total senior and other debt							1,625,344,000	1,497,869,000
Second Amended and Restated Credit Agreement | Revolving Credit Facility
Debt Instrument [Line Items]
Borrowing under credit facility							52,000,000
Second Amended and Restated Credit Agreement | Letter of Credit
Debt Instrument [Line Items]
Maximum borrowing capacity under credit facility			$ 141,000,000
Second Amended and Restated Credit Agreement | Revolving Credit Facility and Term Loan
Debt Instrument [Line Items]
Incremental borrowing capacity			$ 300,000,000
Debt to consolidated EBITDA ratio			275.00%
Senior Notes
Debt Instrument [Line Items]
Total senior and other debt							800,000,000	1,388,036,000
Senior Notes | Senior Notes Due 2019
Debt Instrument [Line Items]
Interest rate										9.25%
Amount of debt to be exchanged						$ 250,000,000
Repurchase price, percent		104.625%
Debt outstanding		$ 1,125,443,000
Redemption price		1,177,495,000
Principal amount redeemed		$ 1,205,630,000
Shares converted (in shares) | shares		18,683,000
Common stock shares issuable, percentage of aggregate principal amount		104.625%
Amount to be divided by initial public offering price per share, to determine number of shares authorized for exchange		$ 261,600,000
Payment for interest and special interest accrued		$ 11,100,000
Period for repurchase of additional principal amount						60 days
Amount able to be purchased after IPO						$ 62,500,000
Repurchase of aggregate principal amount					$ 22,556,000
Repurchase payments of long term debt					$ 23,599,000
Senior Notes | The Senior Notes due 2025
Debt Instrument [Line Items]
Debt outstanding			$ 800,000,000
Senior Notes | The Senior Notes due 2025 | Debt Instrument, Redemption, Period One
Debt Instrument [Line Items]
Interest rate			8.25%
Repurchase price, percent			106.188%
Senior Notes | The Senior Notes due 2025 | Debt Instrument, Redemption, Period Two
Debt Instrument [Line Items]
Repurchase price, percent			100.00%
Senior Notes | The Senior Notes due 2025 | Debt Instrument, Redemption, Period Three
Debt Instrument [Line Items]
Repurchase price, percent			108.25%
Percentage of principal amount redeemed			40.00%
Senior Notes | The Senior Notes due 2025 | Debt Instrument, Redemption, Period Four
Debt Instrument [Line Items]
Repurchase price, percent			100.00%
Convertible Debt | Exchanged Notes
Debt Instrument [Line Items]
Amount of debt to be exchanged				$ 250,000,000
Deferred financing costs							70,800,000
Lines of credit
Debt Instrument [Line Items]
Debt outstanding							42,195,000	47,833,000
Total senior and other debt							$ 42,195,000	$ 47,833,000
Lines of credit | Maximum
Debt Instrument [Line Items]
Total interest rate							9.51%	9.51%
Lines of credit | Minimum
Debt Instrument [Line Items]
Total interest rate							6.50%	6.50%
Lines of credit | Secured Credit Facility | Walden University
Debt Instrument [Line Items]
Receivables and intangibles pledged as collateral							$ 411,411,000	$ 409,971,000
Lines of credit | Secured Credit Facility | United States Guarantors
Debt Instrument [Line Items]
Percentage of collateral pledged (no more than)							65.00%
Lines of credit | New Credit Agreement | Revolving Credit Facility
Debt Instrument [Line Items]
Maximum borrowing capacity under credit facility			$ 385,000,000
Lines of credit | New Credit Facilities | Term Loan
Debt Instrument [Line Items]
Maximum borrowing capacity under credit facility			$ 1,600,000,000
Borrowing under credit facility							$ 1,573,344,000
Lines of credit | Senior Secured Credit Facility | Term Loan
Debt Instrument [Line Items]
Amount of debt converted							$ 283,000,000
Lines of credit | Second Amended and Restated Credit Agreement | Revolving Credit Facility | London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Basis spread on variable rate			3.50%
Lines of credit | Second Amended and Restated Credit Agreement | Revolving Credit Facility | Alternate Base Rate (ABR)
Debt Instrument [Line Items]
Basis spread on variable rate			2.50%
Lines of credit | Second Amended and Restated Credit Agreement | Revolving Credit Facility | Maximum
Debt Instrument [Line Items]
Basis spread on variable rate			3.75%
Lines of credit | Second Amended and Restated Credit Agreement | Revolving Credit Facility | Minimum
Debt Instrument [Line Items]
Basis spread on variable rate			2.75%
Lines of credit | Second Amended and Restated Credit Agreement | Term Loan
Debt Instrument [Line Items]
Percentage of discount rate			1.00%
Deferred financing costs			$ 16,000,000
Percentage of amortization of debt discount			1.00%
Lines of credit | Second Amended and Restated Credit Agreement | Term Loan | Debt Instrument, Covenant, Period One
Debt Instrument [Line Items]
Percentage of principal amount outstanding prepayment			101.00%
Lines of credit | Second Amended and Restated Credit Agreement | Term Loan | Debt Instrument, Covenant, Period Two
Debt Instrument [Line Items]
Percentage of principal amount outstanding prepayment			100.00%
Lines of credit | Second Amended and Restated Credit Agreement | Term Loan | London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Total interest rate							6.07%
Lines of credit | Second Amended and Restated Credit Agreement | Term Loan | Maximum
Debt Instrument [Line Items]
Basis spread on variable rate			4.50%
Lines of credit | Second Amended and Restated Credit Agreement | Term Loan | Maximum | Subsequent Event
Debt Instrument [Line Items]
Repurchase price, percent	1.00%
Basis spread on variable rate	3.50%
Decrease in basis spread on variable rate	0.01
Lines of credit | Second Amended and Restated Credit Agreement | Term Loan | Minimum
Debt Instrument [Line Items]
Basis spread on variable rate			3.50%
Lines of credit | Second Amended and Restated Credit Agreement | Term Loan | Minimum | Subsequent Event
Debt Instrument [Line Items]
Basis spread on variable rate	2.50%
Lines of credit | Second Amended and Restated Credit Agreement | Term Loan | Minimum | London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Basis spread on variable rate			4.25%
Lines of credit | Second Amended and Restated Credit Agreement | Term Loan | Minimum | Alternate Base Rate (ABR)
Debt Instrument [Line Items]
Basis spread on variable rate			3.25%